Note 22 - Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Quarterly Financial Information [Table Text Block]
	(in thousands, except share data)
		Net		Net Income
	Interest	Interest	Net	Per Share
	Income	Income	Income	Basic	Diluted
2022
First quarter	$8,765	$8,202	$2,520	$0.77	$0.76
Second quarter	$9,253	$8,682	$2,170	$0.66	$0.65
Third quarter	$10,126	$9,329	$3,086	$0.94	$0.94
Fourth quarter	$10,798	$9,471	$3,534	$1.10	$1.10

2021
First quarter	$9,490	$8,655	$4,117	$1.26	$1.24
Second quarter	$9,249	$8,436	$2,655	$0.81	$0.80
Third quarter	$10,648	$9,903	$4,092	$1.24	$1.22
Fourth quarter	$9,417	$8,741	$2,717	$0.83	$0.81